Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Dec. 31, 2013	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2013 Warrant [Member] February 25, 2011 (A) [Member]		Dec. 31, 2013 Warrant [Member] May 31, 2011 (A) [Member]		Dec. 31, 2013 Warrant [Member] June 27, 2011 (A) [Member]		Dec. 31, 2013 Warrant [Member] July 12, 2011 (A) [Member]		Dec. 31, 2013 Warrant [Member] June 27, 2011 (B) [Member]		Dec. 31, 2013 Warrant [Member] December 23, 2011 (B) [Member]
Assumption used to value warrants using Black-Scholes pricing model
Number of Options/Warrants		30,000		165,701	165,701	95,334	[1]	28,200	[1]	37,500	[1]	1,667	[1]	2,000	[2]	1,000	[2]
Stock Price on Measurement Date						$ 25.00	[1]	$ 42.50	[1]	$ 33.50	[1]	$ 35.00	[1]	$ 33.50	[2]	$ 4.50	[2]
Exercise Price						$ 30.00	[1]	$ 30.00	[1]	$ 30.00	[1]	$ 30.00	[1]	$ 50.00	[2]	$ 50.00	[2]
Expected Term	3 years					3 years	[1]	3 years	[1]	3 years	[1]	3 years	[1]	2 years	[2]	2 years	[2]
Expected Volatility						285.20%	[1]	208.89%	[1]	295.31%	[1]	278.00%	[1]	213.59%	[2]	209.00%	[2]
Dividend Yield						0.00%	[1]	0.00%	[1]	0.00%	[1]	0.00%	[1]	0.00%	[2]	0.00%	[2]
Risk Free Rate						1.48%	[1]	0.79%	[1]	0.64%	[1]	0.42%	[1]	0.41%	[2]	0.28%	[2]

[1]	(A) Private placement warrants (these warrants were subject to down round full ratchet anti-dilution provisions and the exercise price was adjusted to $5.00 per share in February 2012)
[2]	(B) Sponsorship agreement, including put option - see Note 10 - Commitments, Contingencies and Other Comments Sponsorship Agreement.